Deposit for Non-Current Assets	12 Months Ended
Dec. 31, 2012
Deposit for Non-Current Assets
9.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets as of December 31, 2012 includes a refundable deposit of US$8,750 for the purchase of 10,000 square meters of an office building in Hengshui, Hebei province in the PRC. The Company can withdraw its purchase plan at any time prior to June 30, 2014 and receive a refund of the deposit with interest at 10% per annum. The construction of the office building is expected to be completed in 2014.